UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)  (Zip code)

S. Bob Rezaee, 15212 Spillman Ranch Loop, Austin, TX 78738

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Newmark Risk-Managed Opportunistic Fund

SEMI-ANNUAL REPORT

September 30, 2015

(Unaudited)

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Cyclical
13.33%
Energy
5.48%
Exchange Traded Funds
19.41%
Financial Services
11.83%
Healthcare
3.80%
Industrials
8.27%
Limited Partnerships
4.43%
Real Estate Investment Trusts
5.54%
Technology
27.91%

Sectors are categorized using Morningstar® classifications.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 69.63%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.49%
28,000	Acco Brands Corp. *	$ 197,960

Computer Communications Equipment - 4.17%
9,000	Cisco Systems, Inc.	236,250

Computer Storage Devices - 4.27%
5,400	Seagate Technology Plc. (Ireland)	241,920

Crude Petroleum & Natural Gas - 3.31%
3,000	Carrizo Oil & Gas, Inc. *	91,620
3,000	SM Energy Co.	96,120
		187,740
Electronic Computers - 5.35%
2,750	Apple, Inc.	303,325

Fabricated Structural Metal Products - 2.09%
11,250	Gulf Island Fabrication, Inc.	118,463

Finance Services - 1.57%
1,200	American Express Co.	88,956

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.13%
1,500	Ralph Lauren Corp.	177,240

National Commercial Banks - 1.57%
1,400	Cullen/Frost Bankers, Inc.	89,012

Pharmaceutical Preparations - 1.81%
3,250	Baxalta International, Inc.	102,408

Retail-Miscellaneous Retail - 1.84%
2,600	First Cash Financial Services, Inc. *	104,156

Retail-Miscellaneous Shopping Goods Stores - 4.07%
3,000	Cabelas, Inc. *	136,800
8,000	Staples, Inc.	93,840
		230,640
Retail-Women's Clothing Stores - 1.47%
75,000	Christopher & Banks Corp. *	83,250

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Security, Brokers, Dealers & Flotation Companies - 2.17%
9,200	Investment Technology Group, Inc.	$ 122,728

Semiconductors & Related Devices - 9.02%
19,000	Cypress Semiconductor Corp.	161,880
5,750	Intel Corp.	173,305
7,400	Intersil Corp.	86,580
6,000	Micron Technology, Inc. *	89,880
		511,645
Services-Business Services, NEC - 1.01%
30,110	Limelight Networks, Inc. *	57,510

Services-Computer Integrated Systems Design - 1.73%
3,400	Yahoo!, Inc. *	98,294

Services-Computer Programming, Data Processing, Etc. - 1.96%
4,125	Twitter, Inc. *	111,127

Services-Miscellaneous Amusement & Recreation - 4.48%
14,250	Seaworld Entertainment, Inc.	253,792

Services-Miscellaneous Equipment Rental & Leasing - 2.80%
9,500	H&E Equipment Services, Inc.	158,840

State Commercial Banks - 4.52%
8,500	Marlin Business Services Corp.	130,815
21,500	Trustco Bank Corp. of NY	125,560
		256,375
Surgical & Medical Instruments & Apparatus - 1.94%
3,400	Haemonetics Corp. *	109,888

Trucking (No Local) - 1.86%
6,600	Celadon Group, Inc.	105,732

TOTAL FOR COMMON STOCKS (Cost $4,926,951) - 69.63%		$ 3,947,251

EXCHANGE TRADED FUNDS - 19.13%
15,500	Direxion Daily Semicondct Bull 3X ETF *	$ 319,300
5,000	Direxion Daily Small Cap Bull 3X ETF *	295,000
9,000	ProShares UltraPro S&P 500	470,340
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,366,207) - 19.13%		$ 1,084,640

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

LIMITED PARTNERSHIPS - 4.37%
2,400	Alliance Holdings GP L.P.	$ 74,304
18,550	CVR Partners, L.P.	173,443
TOTAL FOR LIMITED PARTNERSHIPS (Cost $352,454) - 4.37%		$ 247,747

REAL ESTATE INVESTMENT TRUST - 5.46%
3,500	Chesapeake Lodging Trust	$ 91,210
2,700	Corrections Corp. of America	79,758
10,000	Redwood Trust, Inc.	138,400
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $365,126) - 5.46%		$ 309,368

SHORT TERM INVESTMENT - 1.08%
61,479	First American Treasury Obligation Fund #2678 - Class Z, 0.00% **	$ 61,479
TOTAL FOR SHORT TERM INVESTMENT (Cost $61,479) - 1.08%		$ 61,479

TOTAL INVESTMENTS (Cost $7,072,217) - 99.67%		5,650,485

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.33%		18,799

NET ASSETS - 100.00%		$ 5,669,284

** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:
Investments, at Value (Cost $7,072,217)	$ 5,650,485
Receivables:
Dividends and Interest	28,289
Total Assets	5,678,774
Liabilities:
Payables:
Accrued Management Fees (Note 3)	9,490
Total Liabilities	9,490

Net Assets	$ 5,669,284

Net Assets Consist of:
Paid In Capital	$ 6,936,670
Accumulated Undistributed Net Investment Loss	(4,207)
Accumulated Undistributed Realized Gain on Investments	158,553
Unrealized Depreciation in Value of Investments	(1,421,732)
Net Assets, for 2,998,192 Shares Outstanding	$ 5,669,284

Net Asset Value Per Share	$ 1.89

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF OPERATIONS

For the Six Months Ended SEPTEMBER 30, 2015 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $573)	$ 80,891
Total Investment Income	80,891

Expenses:
Advisory Fees (Note 3)	62,510
Total Expenses	62,510

Net Investment Income	18,381

Realized and Unrealized Loss on Investments:
Realized Loss on:
Investments	(251,443)
Total Realized Loss on Investments	(251,443)

Net Change in Unrealized Depreciation on:
Investments	(1,386,900)
Total Change in Unrealized Depreciation	(1,386,900)

Net Realized and Unrealized Loss on Investments	(1,638,343)

Net Decrease in Net Assets Resulting from Operations	$(1,619,962)

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2015	3/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 18,381	$ (24,523)
Net Realized Gain (Loss) on Investments	(251,443)	966,588
Capital Gain Distributions from Investment Companies	-	4,835
Unrealized Depreciation on Investments	(1,386,900)	(111,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,619,962)	835,116

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 5)	919,383	380,650

Total Increase (Decrease)	(700,579)	1,215,766

Net Assets:
Beginning of Period	6,369,863	5,154,097

End of Period (Including Undistributed Net Investment Loss of	$ 5,669,284	$ 6,369,863
$(4,207) and $(22,588), respectively)

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	(Unaudited) Six Months Ended 9/30/2015	Years Ended
		3/31/ 2015	3/31/ 2014	3/31/ 2013(a)	3/31/ 2012(a)	3/31/ 2011(a)

Net Asset Value, at Beginning of Year	$ 2.46	$ 2.13	$ 2.15	$ 2.69	$ 2.58	$ 4.13

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.01)	0.03	(0.03)	(0.03)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.58)	0.34	(0.03)	(0.51)	0.14	(1.50)
Total Income (Loss) from Investment Operations	(0.57)	0.33	-	(0.54)	0.11	(1.55)

Distributions from Net Investment Income	-	-	(0.02)	-	-	-
Distributions from Realized Gains	-	-	-	-	-	-
Total Distributions	-	-	(0.02)	-	-	-

Net Asset Value, at End of Year	$ 1.89	$ 2.46	$ 2.13	$ 2.15	$ 2.69	$ 2.58

Total Return **	(23.17)% (c)	15.49%	0.16%	(20.07)%	4.26%	(37.53)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,669	$ 6,370	$ 5,154	$ 348	$ 318	$ 293
Ratio of Expenses to Average Net Assets	1.95%(b)	1.95%	1.94%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57%(b)	(0.43)%	1.56%	(1.15)%	(1.38)%	(1.46)%
Portfolio Turnover	202%(c)	478%	233%	841%	1135%	1133%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Formerly Prasad Growth Fund.

(b) Annualized.

(c) Not annualized.

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

  1.)

SIGNIFICANT ACCOUNTING POLICIES

The Newmark Risk-Managed Opportunistic Fund (“Fund”) a non-diversified portfolio of the Trust, which is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The investment advisor to the Fund is Newmark Investment Management, LLC (the “Advisor”). On April 30, 2013, the Fund’s name and its Advisor were changed to Newmark Risk-Managed Opportunistic Fund (formerly Prasad Growth Fund) and Newmark Investment Management, LLC (formerly Mutual Funds Leader, Inc), respectively.

The Fund’s investment objective is to generate positive investment returns. There are no guarantees the Fund will achieve its objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it does change the way financial statements are presented.  As a result, these changes have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods.

The Fund is compliant with FASB Accounting Standards Codification guidance regarding “Disclosures about Derivative Instruments and Hedging Activities.”  ASC 815-10 and ASC 815-20 require enhanced disclosures about the Fund’s derivative

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

The Fund took a deduction for dividends paid. The Fund elected under U.S. Code, Title 26, Subtitle A, Chapter 1, Subchapter M, section 855(a) to treat dividends as paid during the tax year ending March 31, 2015 that will be declared by December 15, 2015 and paid by March 31, 2016.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

The Fund has changed its Investment Advisor effective April 30, 2013. In accordance with SEC provisions, the Fund is permitted to begin its performance information, including the line graph, starting with that date.

2.) FAIR VALUE OF INVESTMENTS

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 3,947,251	$ -	$ -	$ 3,947,251
Exchange Traded Funds	1,084,640	-	-	1,084,640
Limited Partnerships	247,747	-	-	247,747
Real Estate Investment Trust	309,368	-	-	309,368
Short-Term Investment	61,479	-	-	61,479
	$ 5,650,485	$ -	$ -	$ 5,650,485

The Fund did not hold any Level 3 assets during the six months ended September 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended September 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.)

INVESTMENT ADVISORY AGREEMENT

As of April 30, 2013 the Fund has entered into an investment advisory agreement with Newmark Investment Management, LLC.  The Advisor receives from the Fund as compensation for its services an annual fee of 1.95% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses. Advisory fees were $62,510 for the six months ended September 30, 2015. At September 30, 2015, the Fund owed the Advisor $9,490.

Prior to April 30, 2013, the Fund had an investment advisory and administration agreement with Mutual Funds Leader, Inc.  Mutual Funds Leader, Inc. received from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor paid all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.

4.)

RELATED PARTY TRANSACTIONS

Certain owners of Newmark Investment Management, LLC are also owners and/or directors of the New Risk-Managed Opportunistic Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

5.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2015 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $6,017,287.

	For the Six Months Ended 9/30/2015		For the Year Ended 3/31/2015
	Shares	Amount	Shares	Amount
Shares sold	462,280	$ 1,040,000	278,804	$ 619,172
Shares reinvested	-	-	-	-
Shares redeemed	(52,114)	(120,618)	(108,391)	(238,522)
Net decrease	410,166	$ 919,382	170,413	$ 380,650

6.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $13,157,273 and $12,523,311, respectively; there were no purchases or sales of U.S. Government obligations.

7.) TAX MATTERS

For the year ending March 31, 2015, the Fund reported short-term capital gains of $769,078 and unused capital loss carryovers of $460,874. As a result, the Fund had net short-term capital gains of $308,204. The Fund had long-term capital gains of $197,510, and received capital gain distributions of $4,835. The total of the Fund’s net long-terms capital gains, therefore, was $202,345. The total of the Funds net short- and long-term capital gains was $510,549. At April 1, 2015, there were no remaining unused capital loss carryovers.

For Federal income tax purposes, the cost of investments owned at March 31, 2015 was $6,442,584. As of March 31, 2015, the gross unrealized appreciation on a tax basis totaled $150,928 and the gross unrealized depreciation totaled $185,760 for a net unrealized depreciation of $34,832.

There were no distributions paid for the year ended March 31, 2015.

There were no distributions paid for the six months ended September 30, 2015.

8.)

CONTROL

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2015, Mr. S. Bob Rezaee owned 59.07% of the Fund and as such may be deemed to control the Fund.  As of September 30, 2015, Cypress Funds LP. owned 31.05% of the Fund and as such may be deemed to control the Fund.

 9.) CASH AT BROKERS

All of the Fund’s securities are held by brokers and are subject to a general lien for the discharge of any obligations in the margin accounts at the brokers. Cash held by brokers is partially restricted in an amount equal to the value to securities sold short. Interest is earned on deposits with the brokers for securities sold short and on any excess cash balances.

In the event such brokers do not fulfill their obligations, the Fund may be exposed to risk. The risk of default depends on the creditworthiness of the brokers. It is the Fund’s policy to review, as necessary, the creditworthiness of the brokers. The Securities Protection Corporation (SIPC) insures each brokerage account to the extent of $500,000 (including up to $250,000 for cash).

10.) CONCENTRATION OF CREDIT RISK

The Fund maintains its cash in bank and brokerage accounts which, at times, may exceed federally insured limits. The bank balances are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. At September 30, 2015, the Fund did not have cash balances in excess of insured limits. The Fund has not experienced any losses in such accounts.

 11.) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

Expense Example

 As a shareholder of the Newmark Risk-Managed Opportunistic Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$768.29	$8.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.29	$9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by183/365 (to reflect the one-half year period).

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
John Cerelli, C/O Newmark Investment Management LLC 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1960	Trustee	Since April 30, 2013	Chief Financial Officer, Lancashire Group, a privately held California Corporation specializing in security solutions and services.	1	0
Patrick Gaynor C/O Newmark Investment Management LLC 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1964	Lead Independent Trustee	Since April 30, 2013	Senior Investment Analyst, Crown Capital Management, a California based investment management firm.	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2015.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
S. Bob Rezaee 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1962	Chairman, Chief Financial and Compliance Officer, Trustee	Since April 30, 2013	Senior Portfolio Manager and Head of Equities for Cavanal Hill Investment Management.	1	0

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.newmarkfunds.com.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.newmarkfunds.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.newmarkfunds.com, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.newmarkfunds.com under prospectus.

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Board of Trustees

S. Bob Rezaee

John Cerelli

Patrick Gaynor

Investment Advisor

Newmark Investment Management, LLC

15212 Spillman Ranch Loop

Austin, Texas  78738

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Independent Registered Public Accounting Firm

VB&T Certified Public Accountants, PLLC

250 W.57th St.  Suite 1632

New York, NY 10107

This report is provided for the general information of the shareholders of the Newmark Risk-Managed Opportunistic Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date December 2, 2015

* Print the name and title of each signing officer under his or her signature.